Leases - Schedule of Consolidated Lease Cost (Details) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Lease Cost:
Amortization of Right-of-Use Assets	$ 105,070		$ 113,086		$ 200,727		$ 257,470		$ 508,156		$ 492,806
Interest on Lease Liabilities	222,933		242,939		455,278		467,115		896,673		1,000,997
Operating lease cost	27,983		19,333		57,627		19,333		76,353		2,042
Total lease cost	$ 355,986	[1]	$ 375,358	[1]	$ 713,632	[1]	$ 743,918	[1]	$ 1,481,182	[2]	$ 1,495,845	[2]
Weighted-average remaining lease term – operating leases (in years)	4 years 9 months 18 days		5 years 9 months 18 days		4 years 9 months 18 days		5 years 9 months 18 days		5 years 3 months 18 days		6 years
Weighted-average discount rate – operating leases	22.00%		22.00%		22.00%		22.00%		22.00%		22.00%

[1]	Included in “Cost of sales”, “Sales and Marketing” and “General and Administrative “expenses in the accompanying consolidated statements of operations.
[2]	Included in “Cost of sales”, “Sales and Marketing” and “General and Administrative “expenses in the accompanying consolidated statements of operations.